RETIREMENT BENEFITS - Contributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Estimated future cash contributions	$ 0
Cash contributions paid by the Company	0	$ 100
Estimated benefits paid directly by Company	55
Benefits paid directly by the Company	52	58
Non-U.S. Pension Plans
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Estimated future cash contributions	78
Cash contributions paid by the Company	92	130
Estimated benefits paid directly by Company	59
Benefits paid directly by the Company	42	100
U.S. Postretirement Benefit Plans
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Estimated future cash contributions	0
Cash contributions paid by the Company	174	0
Estimated benefits paid directly by Company	0
Benefits paid directly by the Company	61	56
Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan, Estimated Future Employer Contributions [Abstract]
Estimated future cash contributions	3
Cash contributions paid by the Company	4	6
Estimated benefits paid directly by Company	6
Benefits paid directly by the Company	$ 5	$ 6